Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total recognised derivative assets/(liabilities)

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.21	£m	£m	£m
Foreign exchange derivatives	5,654,026	66,963	(64,194)
Interest rate derivatives	37,888,009	134,734	(123,436)
Credit derivatives	920,030	5,469	(5,960)
Equity and stock index and commodity derivatives	1,541,007	48,530	(52,444)
Derivative assets/(liabilities) held for trading	46,003,072	255,696	(246,034)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	91,278	806	—
Derivatives designated as fair value hedges	107,879	128	(993)
Derivatives designated as hedges of net investments	1,595	6	(7)
Derivative assets/(liabilities) designated in hedge accounting relationships	200,752	940	(1,000)

Total recognised derivative assets/(liabilities)	46,203,824	256,636	(247,034)

As at 31.12.20
Foreign exchange derivatives	5,554,037	84,739	(84,381)
Interest rate derivatives	35,257,371	172,144	(162,402)
Credit derivatives	847,845	4,605	(5,004)
Equity and stock index and commodity derivatives	1,510,718	40,392	(48,008)
Derivative assets/(liabilities) held for trading	43,169,971	301,880	(299,795)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	74,437	386	—
Derivatives designated as fair value hedges	114,556	155	(980)
Derivatives designated as hedges of net investments	791	25	—
Derivative assets/(liabilities) designated in hedge accounting relationships	189,784	566	(980)

Total recognised derivative assets/(liabilities)	43,359,755	302,446	(300,775)